LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Operating leases	$ 423
Lease liabilities	$ 423
Weighted average remaining lease term	2 years 7 months 6 days
Weighted average borrowing rate	5.00%